Capital Lease Obligations	6 Months Ended
Jun. 30, 2011
Capital Lease Obligations
Capital Lease Obligations

11.  Capital lease obligations:

The following schedule provides a rollforward of capital lease obligations for the six months ended June 30, 2011 and twelve months ended December 31, 2010:

	June 30	December 31
	2011	2010
Balance, beginning of the period	$ 896,900	$ 2,979,200
New Leases	1,244,400	2,248,200
Payments applied to principal	(116,500)	(1,314,000)
Lease Refinance (see notes payable)	-	(2,935,700)
Transfer to Notes Payable	-	(80,800)
Balance, end of the period	2,024,800	896,900
Less: capital leases - current	472,200	247,700

Capital leases - non-current	$ 1,552,600	$ 649,200

Cost of leased assets	$ 2,327,900	$ 1,083,500
Accumulated depreciation of leased assets	$ 1,105,300	$ 978,900

Interest and depreciation expense on capital lease obligations for the three and six months ended periods of June 30, 2011 and 2010 were:

	Three months ended		Six months ended
	2011	2010	2011	2010
Interest expense	$ 21,800	$ 91,900	$ 34,300	$ 145,300
Depreciation expense	$ 165,100	$ 174,300	$ 126,300	$ 347,800
Amount capitalized	$ -	$ -	$ -	$ -

Interest rates on leased assets ranged from five to ten percent.